ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES (Tables)	12 Months Ended
Dec. 27, 2014
ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES [Abstract]
Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits
A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows (in thousands):

	2014	2013	2012
Gross unrecognized tax benefits beginning of year	$1,923	$1,531	$1,837
Increase in tax positions for prior years	-	230	1
Increase in tax positions for current year	556	481	68
Settlements with taxing authorities	-	-	(137)
Lapse in statute of limitations	(686)	(319)	(238)
Gross unrecognized tax benefits end of year	$1,793	$1,923	$1,531